091-15192

| For Internal Use Only<br>Sec File No. 9- | Submit 1 Original<br>and 4 copies | OMB APPROVAL<br>OMB Number: 3235-0504<br>Expires July 31, 2004<br>Estimated average burden<br>hours per response. . 2.00 |
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RECEIVED
2013 JAN -4 PM 1:49
SEC / TM

13005046

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I — Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGA Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Sprott Asset Management**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

4. Name of Underlying Instrument:
**SPPP: Platinum and Palladium**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 1 index referred to in item 4 above is Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**SPPP**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**SPPP: NYSE Arca and TSX**

*(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)*

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II — Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | Jeffrey S. Rosenstrock |
| Title: | General Counsel |
| Telephone Number: | 20[illegible] |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | Jan[illegible] |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JAN 04 2013 |